Note 37 - Climate change (Details Textual) - Medium term target [member]	1 Months Ended
Feb. 28, 2021
Disclosure of climate change [line items]
Percentage of target for reducing carbon emissions intensity	30.00%
Period over climate-related target applies	2030
Baseline from which progress for climate-related target is measured	2018